Form N-1A Cover	Sep. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THE JENSEN QUALITY GROWTH FUND INC.
Entity Central Index Key	0000887215
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 26, 2025
Prospectus Date	Sep. 30, 2025